FORM 13F

                 UNITED STATES SECURITES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: December 31, 1999

                          Check here if Amendment [x]:

                        This Amendment (Check only one.):

                              [x] is a restatement

                         [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:


                              Name: Ronald Juvonen

                    Address: c/o Downtown Associates, L.L.C.
                         312 West State Street, Suite B
                            Kennett Square, PA 19348


                           Form 13F File Number: 28-
             The institutional investment manager filing this report
          and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Reporting Manager: Ronald Juvonen

Name: Ronald Juvonen

Title: Managing Member

Phone: (610) 925-3480

Signature, Place, and Date of Signing:


/s/Ronald Juvonen
-----------------------------
Ronald Juvonen

Kennett Square, PA
-----------------------------

As of February 14, 2000
----------------------------

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

                              Form 13F Summary Page

                                 Report Summary

Number of Other Included Managers: None

Form 13F Information Table Entry Total:                  32

Form 13F Information Table Value Total:              $ 123,580 (thousands)

Note: Confidential Information has been omitted and filed separately with the Securities and Exchange Commission.

                                                                FORM 13F INFORMATION TABLE

                                                        VALUE   SHARES/  SH/ PUT/ INVSTMT   OTHER         VOTING AUTHORITY
 NAME OF ISSUER          TITLE OF CLASS     CUSIP     (x$1000) PRN AMT  PRN CALL DSCRETN  MANAGERS     SOLE    SHARED   NONE

ADMINISTAFF INC            COM            007094105     4827.9  159600   SH       SOLE                159600
ASHWORTH INC               COM            04516H101     1234.2  299200   SH       SOLE                299200
CCC INFO SRVC GRP INC      COM            12487Q109     8923.9  521750   SH       SOLE                521750
CCC INFO SRVC GRP INC      COM            12487Q109     3168.1  185000   SH       SOLE                185000
CENTURA SOFTWARE CORP      COM            15640W103      163.1   30000   SH       SOLE                 30000
CSG SYS INTL INC           COM            126349109     3509.0   88000   SH       SOLE                 88000
EGGHEAD.COM INC            COM            282330109      182.9   11300   SH       SOLE                 11300
ESPS INC                   COM            269129102      358.7   70000   SH       SOLE                 70000
GENTEX CORP                COM            371901109    20965.0  755500   SH       SOLE                755500
GENTEX CORP                COM            371901109     6049.5  218000   SH       SOLE                218000
HA-LO INDUSTRIES INC       COM            404429102     1264.5  168600   SH       SOLE                168600
HYPERION SOLUTIONS         COM            44914M104     8460.7  194500   SH       SOLE                194500
HYPERION SOLUTIONS         COM            44914M104     3045.0   70000   SH       SOLE                 70000
INVESTMENT TECH GRP INC    COM            461450108    13173.2  458200   SH       SOLE                458200
INVESTMENT TECH GRP INC    COM            461450108     2731.3   95000   SH       SOLE                 95000
INFOUSA INC NEW            COM            456818301     2200.7  157900   SH       SOLE                157900
CIRCUIT CITY STORES INC    CARMAX         172737306      993.4  429600   SH       SOLE                429600
CIRCUIT CITY STORES INC    CARMAX         172737306      578.1  250000   SH       SOLE                250000
MOORE HANDLEY INC          COM            615762101      181.5  121000   SH       SOLE                121000
NET PERCEPTIONS INC        COM            64107U101     1470.0   35000   SH       SOLE                 35000
PARAMETRIC TECHN CORP      COM            699173100     4600.0  170000   SH       SOLE                170000
IMS HEALTH INC             COM            449934108     9325.3  343000   SH       SOLE                343000
IMS HEALTH INC             COM            449934108     1767.2   65000   SH       SOLE                 65000
REXALL SUNDOWN INC         COM            761648104     1325.2  128500   SH       SOLE                128500
REXALL SUNDOWN INC         COM            761648104      644.5  133000   SH       SOLE                133000
TRAVIS BOATS & MOTORS INC  COM            894363100     4840.8  402000   SH       SOLE                402000
TRAVIS BOATS & MOTORS INC  COM            894363100     1158.0   96500   SH       SOLE                 96500
TECHNOLOGY SOLUTIONS INC   COM            87872T108      245.6    7500   SH       SOLE                  7500
WHOLE FOODS MARKET INC     COM            966837106     9901.0  213000   SH       SOLE                213000
WHOLE FOODS MARKET INC     COM            966837106     1043.4   22500   SH       SOLE                 22500
WABASH NATIONAL CORP       COM            929566107     4243.5  282900   SH       SOLE                282900
WABASH NATIONAL CORP       COM            929566107     1005.0   67000   SH       SOLE                 67000